Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 14, 2014
Note 4 - Loans (Details) [Line Items]
Loans Receivable	$ 360,937,164	$ 295,313,069		$ 8,543,367
Impaired Financing Receivable, Average Recorded Investment	3,851,000	9,761,000	17,188,000
Impaired Financing Receivable, Interest Income, Accrual Method	197,000	203,000	214,000
Loans acquired with deteriorated credit quality	1,283,495
Loans and Leases Receivable, Related Parties	34,391	45,480	989,194	3,013,156
Fixed-Rate Loans [Member]
Note 4 - Loans (Details) [Line Items]
Loans Receivable	65,287,000	48,206,000
Agriculture (Member)
Note 4 - Loans (Details) [Line Items]
Loans Receivable	39,781,326	38,343,403
Ohio State Bancshares, Inc. [Member]
Note 4 - Loans (Details) [Line Items]
Loans acquired with deteriorated credit quality	$ 870,037				$ 958,744